Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 25,787	$ (138,659)	$ 167,370	$ 124,093
Other comprehensive (loss) income:
Unrealized (losses) gains on cash flow hedges	(10,531)	17,410	(16,491)	53,278
Cash flow hedge gains reclassified to interest expense	(894)	(18,226)	(13,200)	(31,965)
Deferred loss on cash flow hedges	0	0	(337)	0
Total other comprehensive (loss) income	(11,425)	(816)	(30,028)	21,313
Total comprehensive income (loss)	14,362	(139,475)	137,342	145,406
Comprehensive income (loss) attributable to noncontrolling interest	0	(60)	1,598	900
Comprehensive income (loss) attributable to controlling interest	$ 14,362	$ (139,415)	$ 135,744	$ 144,506